Label	Element	Value
Risk Return Abstract	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	Victory Portfolios IV
Prospectus Date	rr_ProspectusDate	Feb. 28, 2025
Document Creation Date	dei_DocumentCreationDate	Mar. 10, 2025